Basis of Presentation	12 Months Ended
Dec. 31, 2019
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Basis of Presentation

NOTE 2   BASIS OF PRESENTATION

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”). We have consistently applied the same accounting policies throughout all periods presented, as if these policies had always been in effect, with the exception of IFRS 16, “Leases” (“IFRS 16”), which was adopted effective January 1, 2019, the impacts of which are disclosed in Note 31.

Certain immaterial 2018 figures have been reclassified or grouped together in the consolidated statements of earnings, consolidated statements of cash flows, segment information and nature of expenses.

These consolidated financial statements were authorized for issue by the Board of Directors on February 19, 2020.

Where an accounting policy is applicable to a specific note to the consolidated financial statements, the policy is described within that note, with the related financial disclosures by major caption as noted in the table of contents. Certain of our accounting policies that relate to the consolidated financial statements as a whole, as well as estimates and judgments we have made and how they affect the amounts reported in the consolidated financial statements, are disclosed in Note 31. Sensitivity analyses included throughout the notes should be used with caution as the changes are hypothetical and not reflective of future performance. The sensitivities have been calculated independently of changes in other key variables. Changes in one factor may result in changes in another, which could increase or reduce certain sensitivities. These consolidated financial statements were prepared under the historical cost basis, except for items that IFRS requires to be measured at fair value.